BALANCE SHEET (Parenthetical) - CC NEUBERGER PRINCIPAL HOLDINGS I	Dec. 31, 2020 $ / shares shares
Preference shares, par value | $ / shares	$ 0.0001
Preference shares, shares authorized	1,000,000
Preference shares, shares issued	0
Preference shares, shares outstanding	0
Class A common stock
Shares subject to possible redemption, par value per share | $ / shares	$ 0.0001
Shares subject to possible redemption	39,093,716
Shares subject to possible redemption, price per share | $ / shares	$ 10.00
Ordinary shares, par value | $ / shares	$ 0.0001
Ordinary shares, shares authorized	500,000,000
Ordinary shares, shares issued	2,306,284
Ordinary shares, shares outstanding	2,240,588
Class B common stock
Ordinary shares, par value | $ / shares	$ 0.0001
Ordinary shares, shares authorized	50,000,000
Ordinary shares, shares issued	15,350,000
Ordinary shares, shares outstanding	15,350,000